Rights of use of assets and lease liabilities (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilitiesMember
Statement [Line Items]
Composition group lease liabilities	$ 79,778	$ 87,916
Non Current Lease Liabilities Composition [Member]
Statement [Line Items]
Composition group lease liabilities	61,242	66,263
Current Lease Liabilities Composition [Member]
Statement [Line Items]
Composition group lease liabilities	18,536	21,653
Composition of the Group lease liabilities [Member]
Statement [Line Items]
Composition group lease liabilities	79,778	87,916
Farmland [Member]
Statement [Line Items]
Composition group lease liabilities	67,945	76,878
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Composition group lease liabilities	2,862	1,437
Convention center
Statement [Line Items]
Composition group lease liabilities	$ 8,971	$ 9,601